Business Segment Reporting	3 Months Ended
Mar. 31, 2016
Segment Reporting [Abstract]
Business Segment Reporting
Business Segment Reporting

The Company has identified its operating segments by product and subsidiary bank.  The Company’s community bank subsidiary BOHR provides loan and deposit services through full-service branches and loan production offices located in Virginia, North Carolina, Delaware, and Maryland. In addition to its banking operations, the Company has two additional reportable segments:  Mortgage and Corporate. Gateway Bank Mortgage, Inc. comprises our Mortgage segment and provides mortgage banking services such as originating and processing mortgage loans for sale to the secondary market.  Our Corporate segment includes the holding company, and immaterial passive operating results from inactive subsidiary units.

The accounting policies of the reportable segments are the same as those described in the summary of significant accounting policies in the 2015 Form 10-K.  Segment profit and loss is measured by net income.  Intersegment transactions are recorded at cost and eliminated as part of the consolidation process.  Because of the interrelationships between the segments, the information is not indicative of how the segments would perform if they operated as independent entities.

The following tables show certain financial information as of and for the three months ended March 31, 2016 and 2015 for each segment and in total.

(in thousands)	Total	Elimination	BOHR	Mortgage	Corporate
Three Months Ended March 31, 2016
Net interest income (loss)	$14,916	$—	$15,207	$154	$(445)
Provision for loan losses	—	—	(26)	26	—
Net interest income (loss)
after provision for loan losses	14,916	—	15,233	128	(445)
Noninterest income	6,952	(85)	2,972	4,476	(411)
Noninterest expense	19,531	(85)	15,253	3,997	366
Income (loss) before provision
for income taxes	2,337	—	2,952	607	(1,222)
Provision for income taxes	749	—	734	15	—
Net income (loss)	1,588	—	2,218	592	(1,222)
Net income attributable to
non-controlling interest	206	—	—	206	—
Net income (loss) attributable to
Hampton Roads Bankshares, Inc.	$1,382	$—	$2,218	$386	$(1,222)
Total assets at March 31, 2016	$2,040,373	$(93,033)	$2,055,168	$71,134	$7,104

(in thousands)	Total	Elimination	BOHR	Mortgage	Corporate
Three Months Ended March 31, 2015
Net interest income (loss)	$14,691	$—	$15,020	$60	$(389)
Provision for loan losses	600	—	642	(42)	—
Net interest income (loss)
after provision for loan losses	14,091	—	14,378	102	(389)
Noninterest income	7,325	(102)	3,163	4,248	16
Noninterest expense	19,507	(76)	15,794	3,267	522
Income (loss) before provision
for income taxes	1,909	(26)	1,747	1,083	(895)
Provision for income taxes	40	—	8	32	—
Net income (loss)	1,869	(26)	1,739	1,051	(895)
Net income attributable to
non-controlling interest	534	—	—	534	—
Net income (loss) attributable to
Hampton Roads Bankshares, Inc.	$1,335	$(26)	$1,739	$517	$(895)
Total assets at March 31, 2015	$2,055,741	$(97,158)	$2,073,203	$69,746	$9,950